Finance Liabilities (Analysis of Finance Liabilities on Balance Sheets) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finance Liabilities
Total finance liabilities	$ 137,934	$ 142,370
Finance liabilities, net of deferred financing costs	136,611	140,931
Less: Current finance liabilities, net of deferred financing costs, current	(9,020)	(8,802)
Finance liabilities, excluding current maturities	127,591	132,129
Lessee Lease Description [Line Items]
Less: Deferred financing costs	(7,526)	(7,609)
Finance Liabilities [Member]
Lessee Lease Description [Line Items]
Less: Deferred financing costs	$ (1,323)	$ (1,439)